American Beacon Mid-Cap Value Fund

Supplement dated November 13, 2020 to the

Prospectus and Summary Prospectus, each dated February 28, 2020, as previously amended or supplemented

I.	Effective November 6, 2020, Brian Pratt of WEDGE Capital Management, L.L.P. (“WEDGE”) no longer serves as a portfolio manager for the American Beacon Mid-Cap Value Fund (the “Fund”). Accordingly, all references to Mr. Pratt in the Prospectus and Summary Prospectus are deleted.

II.	Effective November 6, 2020, Andrew Rosenberg of WEDGE is added as a Portfolio Manager for the Fund. Accordingly, the following changes are made to the Prospectus and Summary Prospectus, as applicable:

1.	On page 31 of the Prospectus and page 6 of the Summary Prospectus, in the table under the heading “Fund Summary - American Beacon Mid-Cap Value Fund - Portfolio Managers,” the information regarding WEDGE is deleted and replaced with the following:

WEDGE Capital Management, L.L.P.	John Carr General Partner Since 2015	Michael Ritzer General Partner Since 2019
	Andrew Rosenberg General Partner Since 2020	Richard Wells General Partner Since 2015

2.	On page 58 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – WEDGE Capital Management, L.L.P. (“WEDGE”)”, the last sentence of the first paragraph is deleted and replaced with the following:

WEDGE has served as a sub-advisor to the American Beacon Mid-Cap Value Fund since 2015, and the following individuals serve as portfolio managers to the American Beacon Mid-Cap Value Fund.

3.	On page 58 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – WEDGE Capital Management, L.L.P. (“WEDGE”)”, the following is added following the paragraph relating to Michael D. Ritzer:

Andrew Rosenberg, CFA, General Partner, has twenty-one years of investment experience and serves as head of large cap research and co-head of mid cap research. Prior to joining WEDGE in 2007, Andrew was a Vice President in the Strategic Investments Group at Bank of America where he analyzed and executed private equity transactions on behalf of the bank. He was also associated with Bank of America’s leveraged finance and syndicated loan platforms. In addition, Andrew was formerly associated with Goldman Sachs. Andrew received his Bachelor of Arts degree in English from Colgate University and his Master of Business Administration degree from Vanderbilt University. Andrew is a member of the firm’s Investment Policy Committee.

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American Beacon Mid-Cap Value Fund

Supplement dated November 13, 2020 to the

Statement of Additional Information dated February 28, 2020, as previously amended or supplemented

I.	Effective November 6, 2020, Brian Pratt of WEDGE Capital Management, L.L.P. (“WEDGE”) no longer serves as a portfolio manager for the American Beacon Mid-Cap Value Fund (the “Fund”). Accordingly, all references to Mr. Pratt in the Statement of Additional Information are deleted.

II.	Effective November 6, 2020, Andrew Rosenberg of WEDGE is added as a portfolio manager for the Fund. Accordingly, the following changes are made to the Statement of Additional Information:

A.	On page 53, under the heading “Portfolio Managers”, the table related to WEDGE is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
WEDGE Capital Management, L.L.P.
John Carr	2($480.2 mil)	2($202.3 mil)	138($4.1 bil)	None	None	None
Michael Ritzer	2($480.2 mil)	2($202.3 mil)	138($4.1 bil)	None	None	None
Andrew Rosenberg*	2($342 mil)	2($182 mil)	127($3.6 bil)	None	None	None
Richard Wells	2($480.2 mil)	2($202.3 mil)	138($4.1 bil)	None	None	None

*As of September 30, 2020

B.	On page 63, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to WEDGE is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Mid-Cap Value Fund
WEDGE Capital Management, L.L.P.
John Carr	None
Michael Ritzer	None
Andrew Rosenberg*	None
Richard Wells	None

*As of September 30, 2020

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